Employee Future Benefits - Key Assumptions Used to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
2041 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	9.00%
2041 | Bottom of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.80%
2035 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate		7.80%
2035 | Bottom of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate		4.80%
Retiree welfare plans | 2041 | Top of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	8.80%	9.00%
Retiree welfare plans | 2041 | Bottom of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.80%	4.80%
Retiree welfare plans | 2029 | Bottom of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate		4.00%
U.S. plans | Pension plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	4.80%
U.S. plans | Pension plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	5.00%
U.S. plans | Retiree welfare plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	5.40%	4.80%
Health care cost trend rate	8.80%	9.00%
U.S. plans | Retiree welfare plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	5.00%
Health care cost trend rate	9.00%	7.80%
Canadian plans | 2029 | Bottom of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.00%
Canadian plans | 2023 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	5.10%	5.30%
Canadian plans | 2024 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	3.90%
Canadian plans | 2026 | Bottom of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate		4.80%
Canadian plans | Pension plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	4.60%	4.60%
Canadian plans | Pension plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	4.60%	5.30%
Canadian plans | Retiree welfare plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	4.70%
Health care cost trend rate	3.90%	3.90%
Canadian plans | Retiree welfare plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	5.30%
Health care cost trend rate	3.90%	5.30%
Canadian plans | Retiree welfare plans | 2029 | Top of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	3.90%
Canadian plans | Retiree welfare plans | 2029 | Bottom of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.00%
Canadian plans | Retiree welfare plans | 2023 | Top of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate		5.10%
Canadian plans | Retiree welfare plans | 2024 | Top of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate		3.90%